Accounts Receivable and Allowance for Credit Losses - Accounts Receivable - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Gross trade accounts receivable	$ 486.4	$ 443.0